Restatement of Previously Issued Financial Statements - Schedule of statements of cash flows (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Statement of Cash Flows
Cash Flows provided by Financing Activities	$ 27,196				$ (27,981)
LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Cash Flows
Cash Flows used in Investing Activities			$ (253,000,000)
Cash Flows provided by Financing Activities			255,056,144
As Previously Reported
Statement of Cash Flows
Change in value of Class A common stock subject to possible redemption		$ 1,463,217		$ (10,584,790)
As Previously Reported | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Cash Flows
Cash Flow from Operating Activities			(159,974)
Cash Flows used in Investing Activities			(253,000,000)
Cash Flows provided by Financing Activities			255,056,144
Offering costs included in accrued expenses			27,981
Deferred underwriting fee payable			8,067,500
Initial value of Class A common stock subject to possible redemption			224,536,340
Change in value of Class A common stock subject to possible redemption			(3,130,020)
Restatement Adjustment
Statement of Cash Flows
Change in value of Class A common stock subject to possible redemption		(1,463,217)		10,584,790
Restatement Adjustment | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Cash Flows
Cash Flow from Operating Activities			0
Cash Flows used in Investing Activities			0
Cash Flows provided by Financing Activities			0
Offering costs included in accrued expenses			0
Deferred underwriting fee payable			0
Initial value of Class A common stock subject to possible redemption			(224,536,340)
Change in value of Class A common stock subject to possible redemption			3,130,020
As Restated
Statement of Cash Flows
Change in value of Class A common stock subject to possible redemption		$ 0		$ 0
As Restated | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Cash Flows
Cash Flow from Operating Activities			(159,974)
Cash Flows used in Investing Activities			(253,000,000)
Cash Flows provided by Financing Activities			255,056,144
Offering costs included in accrued expenses			27,981
Deferred underwriting fee payable			8,067,500
Initial value of Class A common stock subject to possible redemption			0
Change in value of Class A common stock subject to possible redemption			$ 0